Net Loss Per Common Share	3 Months Ended	10 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Earnings Per Share [Abstract]
Net loss per Common Share

Note 9 — Net loss per Common Share

The following table sets forth the loss per share calculations for the three months ended March 31, 2022:

Numerator
Net loss	$(15,880,142)

Denominator
Total weighted average number of shares	$149,044

Net loss per share – basic and diluted	$(106.55)

The weighted average number of shares used to calculate the net loss per share — diluted for the three months ended March 31, 2022, excludes 66,528 Common Shares granted under the ESPP, 107,250 Restricted Founder Shares and 6,660 options to acquire Common Shares granted under ESOP, as their effect is antidilutive for the period presented.

Note 10 — Net loss per Common Share

Share data have been revised to give effect to the share consolidation explained in Note 1 – “Description of business.”

The following table sets forth the loss per share calculations for the period ended December 31, 2021:

Numerator
Net loss	$(53,643,615)

Denominator
Total weighted average number of shares	233,086

Net loss per share – basic and diluted	$(230.15)

The weighted average number of shares used to calculate the net loss per share — diluted, excludes 31,528 Common Shares granted under the ESPP, 132,000 Restricted Founder Shares and 6,660 options to acquire Common Shares granted under ESOP, as their effect is antidilutive for the period presented.